As filed with the Securities and Exchange Commission on February 13, 2014

1933 Act Registration No. 333-183945

1940 Act Registration No. 811-22747

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 17	☒

(Check appropriate box or boxes.)

ALPS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of Principal Executive Offices)

303.623.5277

(Registrant’s Telephone Number, including Area Code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copy to:

Aisha Hunt, Esq.

Dechert LLP

One Maritime Plaza, Suite 2300

San Francisco, CA 94111-3513

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned certifies that it meets all of requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and duly authorized, in the City of Denver and State of Colorado on the 13th day of February, 2014.

ALPS SERIES TRUST
(Registrant)

By: /s/ Jeremy O. May
Jeremy O. May, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May	President, Trustee and Chairman	February 13, 2014
Jeremy O. May

/s/ Cheryl Burgermeister	Trustee	February 13, 2014
Cheryl Burgermeister*

/s/ J. Wayne Hutchens	Trustee	February 13, 2014
J. Wayne Hutchens*

/s/ Patrick Seese	Trustee	February 13, 2014
Patrick Seese*

*	Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase